Subsequent Event	12 Months Ended
Jul. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

14. SUBSEQUENT EVENT:

Subsequent to July 31, 2022, a new tenant leased 58,832 square feet at the Company’s Fiskill, New York building for use as storage space for six months expiring February 2023. Total rent of $576,259 for the entire term of the lease was paid at the rent commencement date in August 2022. Brokerage commissions were $27,084.